Capital and financing structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Infrastructure project [Member]
Capital and financing structure [Line Items]
Debt securities and bank borrowings of infrastructure projects	€ 8,400	€ 7,915
Increase decrease net draw downs borrowings of infrastructure projects	34
Increase decrease exchange rate effects borrowings of infrastructure projects	472
Increase decrease changes in the scope of consolidation borrowings of infrastructure projects	(22)
Exinfrastructure project [Member]
Capital and financing structure [Line Items]
Debt securities and bank borrowings of infrastructure projects	2,886	€ 3,463
Increase decrease net draw downs borrowings of infrastructure projects	(580)
Increase decrease exchange rate effects borrowings of infrastructure projects	4
Increase decrease changes in the scope of consolidation borrowings of infrastructure projects	€ 0